SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other current liabilities:
Director fees	$ 21	$ 25
Trade payables	20	41
Accrued expenses and other	196	160
Other current liabilities	237	226
Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares		(36)	$ (245)
Other	(15)	(2)	(7)
Financial expenses	(15)	(38)	(252)
Financial income:
Other	12	9	12
Financial income (expenses), net	$ (3)	$ (29)	$ (240)